Finance and operating leases - Lease expenses and (income) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Short-term lease expense	$ 27,421	$ 14,654
Operating lease expense	4,556	4,740
Operating lease income	$ (7,074)	$ (8,118)